Note 16 - Basic and Diluted Net Income Per Common Share	12 Months Ended
Mar. 31, 2017
Notes to Financial Statements
Earnings Per Share [Text Block]
16.	BASIC AND DILUTED NET INCOME PER COMMON SHARE

Basic and diluted net income attributable to Internet Initiative Japan Inc. per common share for the three
years ended
March 31, 2015,
2016
and
2017
is as follows:

	Thousands of Yen
	2015	2016	2017

Numerator:
Net income attributable to Internet Initiative Japan Inc.―basic and diluted	¥3,322,081	¥4,038,282	¥3,166,510

	Number of Shares
	2015	2016	2017

Denominator:
Weighted-average common shares outstanding ―basic	45,942,291	45,950,098	45,652,981
Dilutive effect of stock options	72,446	93,285	119,489
Weighted-average common shares outstanding ―diluted	46,014,737	46,043,383	45,772,470

	Yen
	2015	2016	2017

Basic net income attributable to Internet Initiative Japan Inc. per common share	¥72.31	¥87.88	¥69.36

Diluted net income attributable to Internet Initiative Japan Inc. per common share	¥72.20	¥87.71	¥69.18